Accumulated Other Comprehensive Loss (Q2) (Details) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balance, beginning of period	$ 210,355	$ 216,313	$ 267,974	$ 263,466	$ 216,313	$ 263,466	$ 263,466	$ 330,660
Unrealized gain (loss) on designated derivatives	2	73	50	32	75	82	190	65
Balance, end of period	202,406	210,355	$ 243,232	267,974	202,406	243,232	216,313	263,466
Accumulated Net Gain (Loss) from Cash Flow Hedges Attributable to Parent
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balance, beginning of period		$ (189)		$ (379)	(189)	$ (379)	(379)
Designated derivatives, fair value adjustment					60		268
Unrealized gain (loss) on designated derivatives					15		(78)
Balance, end of period	$ (114)				$ (114)		$ (189)	$ (379)